IMPAIRMENT OF ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred Tax	$ 1,511		$ 139
Lease Liability	1,320
Two Thosands Twenty One Impairment Test [Member]
Statement [Line Items]
Impairment Of Goodwill	100
Total Recoverable Amount	400
Previously Stated Goodwill	100
Previously Stated Other Long Lived Assets	$ 100
Discount Rate	20.50%
Description Of Revenue Growth	revenue growth reflecting the Company’s budget estimates and annualizing 2021 results for 2022, revenue growth of approximately 55% through 2025, and tapering down to 3% terminal period growth. Operating margin ranged from -14% in 2022 and increasing to 6% in 2024 through the terminal period and working capital requirements at 25% of revenue and tapering down to 15% of revenue by 2024 through the terminal period.
Total Carrying Value	$ 28,300
Goodwill And Identified Intangible Assets	28,800
Other Long-lived Assets	$ 700
Discount In Market Capitalization	13.00%	56.00%
Two Thosands Twenty One Impairment Test Number Two [Member]
Statement [Line Items]
Description Of Valuation	The recoverable amounts were determined based on value in use, with discount rates ranging from 20.5% to 30%, operating margins from 6% to 45%, working capital requirements ranging from 15% to 30% of revenue, and terminal period growth rates of 3%. The revenue growth rates reflect the Company’s expectations for developing these businesses with growth rates beyond the development stage period of 55% in 2024 and tapering down to 3% in the terminal period after 2025. The discount rates applied include CGU specific risk premiums ranging from 8% to 19%.
Impairment Of Goodwill	$ 400
Other Long-lived Assets	$ 3,100
Two Thosands Twenty And Two Thousands Nineteen Impairment Test [Member]
Statement [Line Items]
Description Of Valuation	The annual growth rates in forecast gross revenue were estimated for the CGUs ranged between -1.3% - 26.4%. The total impairment expense indicated by the impairment test was $1.8 million (2019 - $nil) and is attributed to the working capital requirements of the acquired entities being higher than anticipated when the purchase prices were originally negotiated.
Discount Rate	15.80%
Discount Rate Maximum Range	20.00%
Vessel [Member]
Statement [Line Items]
Deferred Tax	$ 1,500
Lease Liability	500
Estimated Recoverable Amount	28,600
Increase In The Carrying Value Of Assets	$ 300
Description Of Valuation	The fair value was determined based on guideline public companies similar to Vessel considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 4.3x was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies as well as the implied multiple the Company paid to acquire Vessel in November 2021. The multiple was applied to Vessel’s revenue for the twelve months ended December 31, 2021. Estimated costs of disposal of 3% were subtracted to arrive at the recoverable amount. The impairment test valuation is considered a Level 3 method within the IFRS 13 fair value hierarchy.
Expected Increase In Imparment Of Goodwill	$ 3,100